Notes to the consolidated statements of income - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	€ 1,330,098	€ 1,561,178
Total deferred tax liabilities	1,783,074	2,040,559
Net deferred tax liabilities	(452,976)	(479,381)
Trade accounts receivable
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	49,679	46,585
Total deferred tax liabilities	35,502	3,650
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	72,048	93,831
Total deferred tax liabilities	4,041	3,464
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	1,395	1,193
Total deferred tax liabilities	812,160	936,036
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	74,131	95,587
Total deferred tax liabilities	175,443	183,762
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	643,689	779,241
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities	548,195	676,860
Provisions and other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	283,654	286,048
Total deferred tax liabilities	5,665	39,826
Pension liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	97,252	123,368
Total deferred tax liabilities	1,978	1
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	97,891	119,453
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	2,535	8,704
Total deferred tax liabilities	4,073	6,530
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	7,824	7,168
Total deferred tax liabilities	€ 196,017	€ 190,430